Purchases and other expenses - External purchases components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Commercial, equipments expenses and content rights	€ (6,868)	€ (7,293)	€ (7,228)
o/w costs of terminals and other equipment sold	(3,575)	(4,042)	(4,123)
o/w advertising, promotional, sponsoring and rebranding costs	(736)	(823)	(850)
Service fees and inter-operator costs	(4,529)	(4,608)	(4,923)
o/w interconnexion costs	(3,186)	(3,212)	(3,335)
Other network expenses, IT expenses	(3,503)	(3,253)	(3,192)
Other external purchases	(2,791)	(2,706)	(3,220)
o/w rental expenses	(151)	(241)	(1,181)
Purchases and other expenses	€ (17,691)	€ (17,860)	€ (18,563)